Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Total	¥ 56,403	¥ 35,802
Less: Accumulated amortization	(23,225)	(15,500)
Less: impairment provision	(21,967)
Intangible assets, net	11,211	20,302		$ 1,759
Amortization expenses	8,336	3,817	¥ 3,927
Impairment of intangible assets	21,967	0	¥ 0
Trademark
Intangible assets, net
Total	2,900	2,900
Software
Intangible assets, net
Total	40,639	24,956
Copy rights
Intangible assets, net
Total	¥ 12,864	¥ 7,946